UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Treasury Money Portfolio

(formerly Scudder Treasury Money Portfolio)

	Principal Amount ($)	Value ($)

US Treasury Obligations 14.5%
US Treasury Bills:
3.98% *, 4/20/2006	13,500,000	13,471,643
4.38% *, 8/3/2006	20,000,000	19,698,267
4.385% *, 8/3/2006	28,000,000	27,577,090
US Treasury Note, 2.375%, 8/15/2006	15,500,000	15,420,190

Total US Treasury Obligations (Cost $76,167,190)		76,167,190
Repurchase Agreements** 97.3%
BNP Paribas, 4.5%, dated 3/31/2006, to be repurchased at $40,161,373 on 4/3/2006 (a)	40,146,318	40,146,318
Countrywide Securities Corp., 4.74%, dated 3/31/2006, to be repurchased at $100,039,500 on 4/3/2006 (b)	100,000,000	100,000,000
Credit Suisse First Boston LLC, 4.54%, dated 3/31/2006, to be repurchased at $120,045,400 on 4/3/2006 (c)	120,000,000	120,000,000
JPMorgan Securities, Inc., 4.52%, dated 3/31/2006, to be repurchased at $120,045,200 on 4/3/2006 (d)	120,000,000	120,000,000
UBS Securities LLC, 4.58%, dated 3/31/2006, to be repurchased at $130,049,617 on 4/3/2006 (e)	130,000,000	130,000,000

Total Repurchase Agreements (Cost $510,146,318)		510,146,318
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 586,313,508)	111.8	586,313,508
Other Assets and Liabilities, Net	(11.8)	(62,016,768)

Net Assets	100.0	524,296,740

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Annualized yield at time of purchase; not a coupon rate.
**		Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.
(a)		Collateralized by $32,239,000 US Treasury Inflation Index Note, 3.625%, maturing on 1/15/2008 with a value of $40,949,423.
(b)		Collateralized by $101,113,492 Government National Mortgage Association, 4.5-7.0% with various maturities of 7/15/2015-3/15/2036 with a value of $102,000,000.
(c)		Collateralized by $213,757,093 US Treasury STRIPS, Zero Coupon, with various maturities of 5/15/2006-2/15/2031 with a value of $122,400,579.
(d)		Collateralized by $173,035,000 US Treasury STRIPS, Zero Coupon, maturing on 5/15/2013 with a value of $122,403,230.
(e)		Collateralized by $113,979,000 US Treasury Inflation Index Note, 3.0-3.625%, with various maturities of 1/15/2008-7/15/2012 with a value of $132,603,037.
STRIPS: Separate Trading of Registered Interest and Principal Securities

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006